Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Olstein All Cap Value Fund | Olstein All Cap Value Fund - Class C
Prospectus [Line Items]
Annual Return [Percent]	[1],[2]	10.08%	12.55%	(18.32%)	26.32%	11.09%	28.46%	(10.09%)	15.39%	12.71%	(8.63%)
Olstein Strategic Opportunities Fund | Olstein Strategic Opportunities Fund - Class C
Prospectus [Line Items]
Annual Return [Percent]	[3]	2.18%	13.42%	(21.93%)	20.73%	14.98%	27.54%	(14.67%)	5.10%	19.67%	(15.11%)

[1]	Previously this bar chart showed the annual performance of the Fund’s Class C shares over the past ten calendar years. Since the majority of Class C assets have converted to Class A shares, this bar chart now shows the annual performance for the past ten calendar years of the Fund’s Adviser Class shares, which have a long track record (since 1999) and the greatest net assets.
[2]	The Fund is the accounting successor to the Olstein All Cap Value Fund, a series of The Olstein Funds (the “Predecessor All Cap Value Fund”). Accordingly, the performance shown in the bar chart and performance table for periods prior to September 14, 2018, represents the performance of the Predecessor All Cap Value Fund.
[3]	The Fund is the accounting successor to the Olstein Strategic Opportunities Fund, a series of The Olstein Funds (the “Predecessor Strategic Opportunities Fund”). Accordingly, the performance shown in the bar chart and performance table for periods prior to September 14, 2018 represents the performance of the Predecessor Strategic Opportunities Fund.